Operating Segments and Geographic Information, Long-Lived Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 33,238	$ 31,428	$ 27,983
United States [Member]
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	24,020	23,624	20,542
Ireland [Member]
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	5,433	2,986	1,523
Israel [Member]
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,957	2,667	3,389
Other countries [Member]
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,828	2,151	2,529
Outside the U.S. [Member]
Schedule Of Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 9,200	$ 7,800	$ 7,400